Reporting entity	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Reporting entity [Text Block]
1.	Reporting entity:

Australian-Canadian Oil Royalties Ltd. was incorporated April 28, 1997 in British Columbia, Canada. On October 1, 2013, Australian-Canadian Oil Royalties Ltd. amalgamated with International TME Resources Inc. and was renamed Chelsea Oil and Gas Ltd. (“Chelsea” or the “Company”). The address of the Company’s head office is 127, 10 th Ave NW, Calgary, AB Canada. The Company’s business plan is the exploration and development of the Company’s working interest properties in Australia. The Company also holds and acquires and sells overriding royalty interests in Australia. Current primary income sources are royalties earned on overriding royalty interests held by the Company.